Consolidated Statement Of Financial Position - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	€ 139,739	€ 41,544	€ 40,464
Intangible assets	23,645	8,333	4,010
Right-of-use assets	33,955	30,353	13,614
Deferred tax assets	571	570	722
Other financial assets	64,615	19,582	16,426
Total non-current assets	262,525	100,382	75,236
Current assets
Inventories	17,245	9,231	4,925
Prepayments and other assets	28,694	11,432	8,114
Trade and other receivables	33,693	42,077	25,076
Contract assets	0	1,226	41
Other financial assets	0	30,400	0
Cash and cash equivalents	29,775	24,652	8,274
Total current assets	109,407	119,018	46,430
Total assets	371,932	219,400	121,666
Equity
Share capital	32,061	1	1
Share premium	369,851	61,888	36,947
Reserves	4,500	4,195	3,823
Retained earnings	(310,001)	(142,736)	(114,515)
Equity attributable to equity holders of the Company	96,411	(76,652)
Non-controlling interests	1,179	0
Total equity	97,590	(76,652)	(73,744)
Non-current liabilities
Borrowings	114,556	213,128	159,610
Lease liabilities	30,402	26,097	12,077
Deferred tax liabilities	1,272	0
Provisions	1,330	133	207
Total non-current liabilities	147,560	239,358	171,894
Current liabilities
Trade and other payables	43,563	29,333	13,739
Contract liabilities	5,953	21,192	7,278
Current tax liabilities	243	401	309
Lease liabilities	6,224	5,520	1,826
Borrowings	23,404	0
Warrant liabilities	6,713	0
Other financial liabilities	39,456	0
Provisions	1,226	248	364
Total current liabilities	126,782	56,694	23,516
Total liabilities	274,342	296,052	195,410
Total equity and liabilities	€ 371,932	€ 219,400	€ 121,666